Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Supplemental Cash Flow Information

Note 17: Supplemental Cash Flow Information

Details of “Other” in the consolidated statement of cash flow are as follows:

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Non-cash employee benefit charges	40	47	76	88
Net (gains) losses on foreign exchange and derivative financial instruments	(12)	63	(17)	89
Other	(17)	41	(1)	34
	11	151	58	211

Details of “Changes in working capital and other items” are as follows:

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Trade and other receivables	(30)	11	61	3
Prepaid expenses and other current assets	18	5	19	7
Other financial assets	6	9	41	37
Payables, accruals and provisions	(24)	(64)	(196)	(239)
Deferred revenue	99	81	45	44
Other financial liabilities	(11)	(9)	(46)	(45)
Income taxes	18	33	(2)	8
Other(1)	(4)	(20)	(22)	(34)
	72	46	(100)	(219)

(1)	Includes $(6) million (2017—$(7) million) and $(14) million (2017—$(15) million related to employee benefit plans for the three and six months ended June 30, 2018 and 2017, respectively.

Details of income taxes paid are as follows:

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Operating activities — continuing operations	(8)	9	(43)	(19)
Operating activities — discontinued operations	(25)	(20)	(52)	(54)
Investing activities — discontinued operations	-	17	-	17
Total income taxes (paid) received	(33)	6	(95)	(56)